Asset Under Development - Commitments (Details) - Gimi conversion $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Other Non-current Assets [Line Items]
2023	$ 214,431
2024	183,057
Contractual obligation	$ 397,488